LEASES	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Leases
LEASES

NOTE 10        LEASES

The Company’s operating leases are primarily for corporate, engineering, and administrative office space. Total operating lease expense for the three months ended December 31, 2024 was $155,000, of which $4,000 was recorded in sales and marketing expenses and $151,000 was recorded in general and administrative expenses on the condensed consolidated financial statements. Total operating lease expense for the three months ended December 31, 2023 was $155,000, of which $4,000 was recorded in sales and marketing expenses and $151,000 was recorded in general and administrative expenses on the condensed consolidated financial statements. Cash paid for amounts included in operating lease liabilities for the three months ended December 31, 2024 and 2023, which have been included in cash flows from operating activities, was $151,000 and $147,000, respectively.

The Company signed a renewal to extend the lease term of one of its New York locations for an additional 27 months. Payments under this operating lease commence February 1, 2025 and escalate 4.0% per year. The monthly rent payment is $6,000 per month.

At December 31, 2024, the Company’s operating leases had a weighted average remaining lease term of 6.5 years and a weighted average discount rate of 5.9%.

At December 31, 2024, future minimum payments under non-cancellable operating leases were as follows:

Remainder of Fiscal 2025	$456,000
Fiscal 2026	587,000
Fiscal 2027	464,000
Fiscal 2028	428,000
Fiscal 2029	440,000
Thereafter	1,111,000
Total future minimum lease payments	3,486,000
Less imputed interest	(605,000)
Present value of lease liabilities	2,881,000
Less current portion of lease liabilities	(455,000)
Long-term portion of lease liabilities	$2,426,000

NOTE 13      LEASES

The Company’s operating leases are primarily for corporate, engineering, and administrative office space. Total operating lease expense in Fiscal 2024 was $619,000, of which $15,000 was recorded in sales and marketing expenses and $604,000 was recorded in general and administrative expenses on the consolidated statements of operations. Total operating lease expense in Fiscal 2023 was $621,000, of which $3,000 was recorded in sales and marketing expenses and $618,000 was recorded in general and administrative expenses on the consolidated statements of operations. Cash paid for amounts included in operating lease liabilities in Fiscal 2024 and Fiscal 2023, which have been included in cash flows from operating activities, was $592,000 and $575,000, respectively.

At September 30, 2024, the Company’s operating leases had a weighted average remaining lease term of 6.9 years and a weighted average discount rate of 5.8%.

Future minimum payments under non-cancellable operating leases are as follows:

Fiscal 2025	$556,000
Fiscal 2026	510,000
Fiscal 2027	419,000
Fiscal 2028	428,000
Fiscal 2029	440,000
Thereafter	1,111,000
Total future minimum lease payments	3,464,000
Less imputed interest	(630,000)
Present value of lease liabilities	2,834,000
Less current portion of lease liabilities	(404,000)
Long-term portion of lease liabilities	$2,430,000